CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	3 Months Ended	10 Months Ended	2 Months Ended	12 Months Ended
	Mar. 31, 2012 Successor [Member]	Mar. 31, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Feb. 24, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]
Operating revenue
Home sales	$ 15,109	$ 76,434	$ 244,610	$ 16,687	$ 207,055	$ 266,865
Lots, land and other sales			104,325			17,204
Construction services	3,195	4,419	23,825	8,883	19,768	10,629
Revenues	18,304	80,853	372,760	25,570	226,823	294,698
Operating costs
Cost of sales - homes	(13,063)	(63,328)	(203,203)	(14,598)	(184,489)	(225,751)
Cost of sales - lots, land and other			(94,786)		(4,234)	(20,426)
Impairment loss on real estate assets					(128,314)	(111,860)
Construction services	(2,896)	(4,038)	(21,416)	(8,223)	(18,164)	(7,805)
Sales and marketing	(1,093)	(4,668)	(13,928)	(1,944)	(16,848)	(19,746)
General and administrative	(2,213)	(8,524)	(26,095)	(3,302)	(22,411)	(25,129)
Amortization of intangible assets	(1,402)	(622)	(5,757)
Other	(599)	(485)	(2,909)	(187)	(3,983)	(2,740)
Operating expenses	(21,266)	(81,665)	(368,094)	(28,254)	(378,443)	(413,457)
Equity in income of unconsolidated joint ventures					3,605	916
Operating (loss)	(2,962)	(812)	4,666	(2,684)	(148,015)	(117,843)
(Loss) gain on extinguishment of debt			(1,392)			5,572
Interest expense, net of amounts capitalized	(1,714)	(1,284)	(9,127)	(2,507)	(24,529)	(23,653)
Other income, net	47	87	1,528	230	838	57
Loss before reorganization items and (provision) benefit from income taxes	(4,629)	(2,009)	(4,325)	(4,961)	(171,706)	(135,867)
Reorganization items, net	(353)	(464)	(2,525)	233,458	(21,182)
(Loss) income before (provision) benefit from income taxes			(6,850)	228,497	(192,888)	(135,867)
(Provision) benefit from income taxes			(11)		(10)	412
Net (loss) income	(4,982)	(2,473)	(6,861)	228,497	(192,898)	(135,455)
Less: Net income attributable to noncontrolling interest	(77)	(75)	(1,998)	(114)	(432)	(1,331)
Net (loss) income attributable to William Lyon Homes	(5,059)	(2,548)	(8,859)	228,383	(193,330)	(136,786)
Preferred stock dividends	(292)	(974)	(2,743)
Net (loss) income available to common stockholders	$ (5,351)	$ (3,522)	$ (11,602)	$ 228,383	$ (193,330)	$ (136,786)
(Loss) income per common share, basic and diluted	$ (0.06)	$ (0.03)	$ (0.11)	$ 228,383.00	$ (193,330.00)	$ (136,786.00)
Weighted average common shares outstanding, basic and diluted	92,368,169	120,300,654	103,037,842	1,000	1,000	1,000